Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Dec. 18, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2017